Leases Schedule of Future Minimum Rental Payments for Operating Leases (Details) $ in Millions	Dec. 29, 2018 USD ($)
Leases [Abstract]
2019	$ 185
2020	137
2021	105
2022	70
2023	49
Thereafter	148
Total	$ 694